Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 344,648	$ 24,522
Trade and other receivables	459,724	183,005
Prepayments and other assets	702,298	95,700
Total current assets	1,506,670	303,227
Non-current assets
Fixed assets	15,907	16,642
Intangible assets	19,857,973	20,437,958
Security deposits	94,605
Total non-current assets	19,968,485	20,454,600
Total assets	21,475,155	20,757,827
Current liabilities
Trade and other payables	572,094	1,558,186
Deferred revenue		125,359
Borrowings, net	4,203,855	2,084,152
Derivative liability	771,484
Employee benefits provisions	84,694	98,368
Total current liabilities	5,632,127	3,866,065
Non-current liabilities
Borrowings	13,550	1,759,447
Employee benefits provisions	24,992	20,018
Total non-current liabilities	38,542	1,779,465
Total liabilities	5,670,669	5,645,530
Net assets	15,804,486	15,112,297
Equity
Issued capital	33,945,869	26,608,227
Accumulated losses	(18,141,383)	(11,495,930)
Total equity	$ 15,804,486	$ 15,112,297